Commitments and Contingent Liabilities - Summary of Commitments and Contingent Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Standby Letters of Credit
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Letters of credit	$ 95,064	$ 120,532	$ 96,932
Performance Letters of Credit
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Performance letters of credit	29,287	29,270	40,505
Commercial Letters of Credit
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Letters of credit	1,289
Commitments to Extend Credit
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Commitments to extend credit	$ 2,780,554	$ 2,643,501	$ 2,650,356